BANK BORROWINGS - Contractual Maturities of Group Bank Borrowings (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Maturities of Long-Term Debt [Abstract]
2026	¥ 154,218
2027	84,000
2028	84,000
2029	84,000
2030	84,000
Thereafter	180,000
Total	670,218
Total	¥ 671,043